SHARE-BASED COMPENSATION - Target Vesting Percentages Based On TSR Rankings (Details) - Equity Incentive Plan 2021 - 2023, PSUs	12 Months Ended
Dec. 31, 2022
Ferrari TSR Ranking 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	175.00%
Ferrari TSR Ranking 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	150.00%
Ferrari TSR Ranking 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	125.00%
Ferrari TSR Ranking 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	100.00%
Ferrari TSR Ranking 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	75.00%
Ferrari TSR Ranking 6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	50.00%
Ferrari TSR Ranking >6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)	0.00%